Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Private Placement	Initial Public Offering Including Over Allotment Option [Member]	Common Class A	Common Class B	Ordinary shares	Ordinary shares Common Class A	Ordinary shares Common Class A Restricted Stock Units (RSUs)	Ordinary shares Common Class A Private Placement	Ordinary shares Common Class A Initial Public Offering Including Over Allotment Option [Member]	Ordinary shares Common Class B	Treasury shares at cost	Additional paid-in capital	Additional paid-in capital Restricted Stock Units (RSUs)	Additional paid-in capital Private Placement	Additional paid-in capital Initial Public Offering Including Over Allotment Option [Member]	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2019						119,074,382
Beginning balance at Dec. 31, 2019	$ (127,292)					$ 12											$ (988)	$ (126,316)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (Note 18)	0
Vesting of restricted shares (Note 18) (in shares)						2,805,556
Share-based compensation expense (Note 18)	8,521												$ 8,521
Conversion of ordinary shares to Class A and Class B Ordinary Shares (in shares)						(121,879,938)	45,700,000				76,179,938
Conversion of ordinary shares to Class A and Class B Ordinary Shares	0					$ (12)	$ 4				$ 8
Accretion on convertible redeemable preferred shares to redemption value (Note 16)	(193,465)												(158,949)					(34,516)
Conversion of convertible redeemable preferred shares to Class A ordinary shares (Note 17) (in shares)							182,917,991
Conversion of convertible redeemable preferred shares to Class A ordinary shares (Note 17)	483,436						$ 18						483,418
Issuance of Class A ordinary shares (in shares)									22,000,000	80,500,000
Issuance of Class A ordinary shares		$ 110,000	$ 373,638						$ 2	$ 8					$ 109,998	$ 373,630
Net (loss) income	(3,115)																	(3,115)
Foreign currency translation adjustments	2,929																2,929
Shares issued as part of an acquisition (in shares)							84,634
Shares issued as part of an acquisition (Note 3)	$ 850												850
Exercise of options (in shares)	7,632,431						7,632,431
Exercise of options	$ 961						$ 1						960
Ending balance (in shares) at Dec. 31, 2020							338,835,056				76,179,938
Ending balance at Dec. 31, 2020	656,463						$ 33				$ 8		818,428				1,941	(163,947)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares (Note 18)	78													$ 78
Vesting of restricted shares (Note 18) (in shares)								384,585
Share-based compensation expense (Note 18)	25,645												25,645
Accretion on convertible redeemable preferred shares to redemption value (Note 16)	0
Issuance of Class A ordinary shares (in shares)									20,000,000
Issuance of Class A ordinary shares		$ 249,950							$ 2						$ 249,948
Net (loss) income	(72,355)																	(72,355)
Foreign currency translation adjustments	1,307																1,307
Settlement of VPP (Note 18)	3,512												3,512
Unrealized gain on debt securities	$ (99)																(99)
Exercise of options (in shares)	14,235,844						14,235,844
Exercise of options	$ 1,760						$ 2						1,758
Ending balance (in shares) at Dec. 31, 2021	449,635,423			373,455,485	76,179,938		373,455,485				76,179,938	(0)
Ending balance at Dec. 31, 2021	$ 866,261						$ 37				$ 8		1,099,369				3,149	(236,302)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense (Note 18)	27,851												27,851
Accretion on convertible redeemable preferred shares to redemption value (Note 16)	0
Net (loss) income	(120,380)																	(120,380)
Foreign currency translation adjustments	(9,857)																(9,857)
Settlement of VPP (Note 18)	5,727												5,727
Share repurchase (Note 17) (in shares)												(35,839,004)
Share repurchase (Note 17)	(41,815)											$ (41,815)
Unrealized gain on debt securities	$ (1,286)																(1,286)
Exercise of options (in shares)	10,511,776						10,511,776
Exercise of options	$ 858						$ 1						857
Settlement of bonus liability with immediately vested RSUs (in shares)							2,330,328
Settlement of bonus liability with immediately vested RSUs	$ 901						$ 1						900
Ending balance (in shares) at Dec. 31, 2022	462,477,527			386,297,589	76,179,938		386,297,589				76,179,938	(35,839,004)
Ending balance at Dec. 31, 2022	$ 728,260						$ 39				$ 8	$ (41,815)	$ 1,134,704				$ (7,994)	$ (356,682)